Property, Plant and Equipment, Net, and Investment Property, Net - Others (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net
Property, plant and equipment, net	$ 77,848,576	$ 82,236,399	$ 87,922,126
Cost
Property, Plant and Equipment, Net
Property, plant and equipment, net	242,172,594	232,638,507	226,508,751
Accumulated depreciation
Property, Plant and Equipment, Net
Property, plant and equipment, net	(164,324,018)	(150,402,108)	$ (138,586,625)
Subscriber leased set-top equipment
Property, Plant and Equipment, Net
Property, plant and equipment, net	20,547,785	20,261,889
Subscriber leased set-top equipment | Cost
Property, Plant and Equipment, Net
Property, plant and equipment, net	60,104,574	54,493,281
Subscriber leased set-top equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Property, plant and equipment, net	(39,556,789)	(34,231,392)
Dismantling costs
Property, Plant and Equipment, Net
Property, plant and equipment, net	514,057	610,420
Dismantling costs | Cost
Property, Plant and Equipment, Net
Property, plant and equipment, net	1,138,606	1,133,071
Dismantling costs | Accumulated depreciation
Property, Plant and Equipment, Net
Property, plant and equipment, net	$ (624,549)	$ (522,651)